INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
INVENTORY
Raw materials	$ 2,389	$ 7,469
Work in progress	614	577
Finished goods	16,986	13,709
Total production inventory	19,989	21,755
Inventory held for customer service/warranty	2,713	2,539
Total inventory	22,702	24,294
Total Cost of Sales	72,324	129,772
Product costs included in cost of sales	56,296	115,309
Warehousing, freight, warranty, overhead and other direct costs of sales	16,028	14,463
Impairment loss on inventory	4,416	2,771
Overhead and labor allocations included in Cost of Sales	1,746	3,860
Overhead and labor allocations included in Inventory	551	461
Inventory held by primary contract manufacturer	$ 16,848	$ 13,565